8. Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

The provision for income taxes is summarized as follows:

(Dollars in thousands)
	2013	2012	2011
Current	$1,345	1,800	2,141
Deferred	534	(213)	(678)
Total	$1,879	1,587	1,463

The differences between the provision for income taxes and the amount computed by applying the statutory federal income tax rate to earnings before income taxes are as follows:

(Dollars in thousands)
	2013	2012	2011
Pre-tax income at statutory rate (34%)	$2,914	2,509	2,251
Differences:
Tax exempt interest income	(1,481)	(1,168)	(1,052)
Nondeductible interest and other expense	141	52	62
Cash surrender value of life insurance	(147)	(149)	(101)
State taxes, net of federal benefits	428	324	233
Nondeductible capital losses	-	-	49
Other, net	24	19	21
Total	$1,879	1,587	1,463

The following summarizes the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities.  The net deferred tax asset is included as a component of other assets at December 31, 2013 and 2012.

(Dollars in thousands)
	2013	2012
Deferred tax assets:
Allowance for loan losses	$5,205	5,560
Accrued retirement expense	1,489	1,409
Other real estate	218	628
Other	413	362
Unrealized loss on available for sale securities	747	-
Total gross deferred tax assets	8,072	7,959

Deferred tax liabilities:
Deferred loan fees	581	794
Premises and equipment	530	417
Unrealized gain on available for sale securities	-	3,581
Total gross deferred tax liabilities	1,111	4,792
Net deferred tax asset	$6,961	3,167